Biological assets (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Biological assets
Depreciation expenses of biological assets	$ 464,696	$ 466,256
Biological assets descriptions	Company owned 29 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles